SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					3 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2009	Sep. 30, 2009 Local Partner [Member]	Mar. 31, 2008 Board of Directors Chairman [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Dec. 31, 2011 Affiliated Entity [Member]	Dec. 31, 2010 Affiliated Entity [Member]	Dec. 31, 2010 Magal Espana [Member]	Dec. 31, 2012 Major Israeli And U.S. Banks [Member]	Dec. 31, 2012 Other Banks [Member]	Dec. 31, 2012 Patents [Member]	Dec. 31, 2012 Technology [Member]
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Write-off of inventory	$ 573	$ 960	$ 309
Impairment of long-lived assets	0	0	0
Goodwill impairment	0	0	0
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life													10 years	8 years
Projected net cash flows, period	5 years
Weighted average cost of capital rate	14.00%
Long-term growth rate	1.00%
Number of shares excluded from calculation of diluted earnings (loss) per share	559,186	753,978
Financial Institutions [Line Items]
Deposits											41,050	5,390
Tax expenses (benefits)	409	113	88
Related Party Transaction [Line Items]
Ownership percentage				76.00%	24.00%					100.00%
Stock-based compensation	203	344	833				19	54	100
Accrued severance pay	708
Severance costs	586	868	724			360
Advertising expense	152	164	137
Foreign exchange derivative instruments	$ 410